Current Projects - Schedule of Condensed Financial Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
AFE [Member]
Net loss	$ (304)	$ (289)	$ (608)	$ 9	$ (1,515)	$ (1,343)
Total assets	1,388		1,388		1,555	1,241
Total Equity	684		684		324	635
TSEC Joint Venture [Member]
Revenue					151	109
Operating loss	(27)	(259)	(314)	(466)	(1,236)	(1,686)
Net loss	(27)	$ (259)	(314)	$ (466)	(1,247)	(1,686)
Current assets	3,433		3,433		3,491	5,151
Noncurrent assets	85		85		86	1,376
Current liabilities	3,917		3,917		3,661	4,011
Noncurrent liabilities
Total Equity	$ (399)		$ (399)		$ (84)	$ 2,516